Revenue - Remaining performance obligations of longterm contracts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transaction price allocated to remaining performance obligations
Aggregate amount of the transaction price allocated to longterm contracts that are partially or fully unsatisfied at the end of each year	¥ 102,528	¥ 135,414	¥ 96,441
Explanation of whether practical expedient is applied for disclosure of transaction price allocated to remaining performance obligations	True
Expected to be recognized within one year
Disclosure of transaction price allocated to remaining performance obligations
Aggregate amount of the transaction price allocated to longterm contracts that are partially or fully unsatisfied at the end of each year	¥ 67,979	52,838	36,406
Expected to be recognized in one to two years
Disclosure of transaction price allocated to remaining performance obligations
Aggregate amount of the transaction price allocated to longterm contracts that are partially or fully unsatisfied at the end of each year	18,920	45,305	35,922
Expected to be recognized in two to three years
Disclosure of transaction price allocated to remaining performance obligations
Aggregate amount of the transaction price allocated to longterm contracts that are partially or fully unsatisfied at the end of each year	3,290	22,391	¥ 24,113
Expected to be recognized beyond three years
Disclosure of transaction price allocated to remaining performance obligations
Aggregate amount of the transaction price allocated to longterm contracts that are partially or fully unsatisfied at the end of each year	¥ 12,339	¥ 14,880